SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Total revenues		$ 364		$ 1,023	$ 1,044	$ 2,610
US Government [Member]
Total revenues		364		739	761	1,014
Commercial [Member]
Total revenues				$ 284	$ 283	$ 1,596